Subsequent events (Details) ¥ in Millions	Jun. 29, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Subsequent Event [Line Items]
Other long term debt | $		$ 1,416,701,102	$ 1,924,501,190
Subsequent Event [Member] | June 2022 Senior notes due on June 29, 2022 at 12.00% [Member]
Subsequent Event [Line Items]
Other long term debt | ¥	¥ 545.3